Other income and expenses (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Finance Expenses	$ 17,815,205	$ 33,655,663	$ 32,724,460
Others
Statement [Line Items]
Finance Expenses	588	1,232,152	1,078,186
Sales Under Contracts
Statement [Line Items]
Finance Expenses	4,711,119	5,498,935	6,598,829
Net Foreign Exchange Differences
Statement [Line Items]
Finance Expenses	12,363,054	26,141,070	24,718,382
Bank Commissions for Loans and Others
Statement [Line Items]
Finance Expenses	$ 740,444	$ 783,506	$ 329,063